Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

Amended Promissory Notes

On November 8, 2017, the first Gemini Note was amended to extend the maturity date to December 9, 2017, increase the principal of the note by $8,250 to $173,250 and to include conversion terms upon an event of default to allow the holder to convert the debt into shares of common stock at a conversion rate of 70% of the lowest volume weighted average price per share during the 15 trading days preceding a conversion.

On November 8, 2017, the first Black Mountain Note was amended to extend the maturity date to December 9, 2017, increase the principal of the note by $8,250 to $173,250 and to include conversion terms upon an event of default to allow the holder to convert the debt into shares of common stock at a conversion rate of 70% of the lowest VWAP during the 15 trading days preceding a conversion.

Convertible Debentures

On February 13, 2018, the Company received proceeds of $120,000 on a Convertible Note issued with a face value of $122,400, including an original issue discount of $2,400 issued to Group 10, LLC. The convertible promissory note, bearing interest at ten percent (10%), matures on February 13, 2019, and the principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy percent (70%) of the average of the two lowest closing traded prices prior to the conversion request date. The Company is required at all times to have authorized and reserved the number of shares that is actually issuable upon full conversion of the note.

On January 16, 2018, the Company received proceeds of $120,000 on a Convertible Note issued with a face value of $122,400, including an original issue discount of $2,400 issued to Group 10, LLC. The convertible promissory note, bearing interest at ten percent (10%), matures on January 16, 2019, and the principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy percent (70%) of the average of the two lowest closing traded prices prior to the conversion request date. The Company is required at all times to have authorized and reserved the number of shares that is actually issuable upon full conversion of the note.

On December 15, 2017, the Company received proceeds of $120,000 on a Convertible Note issued with a face value of $122,400, including an original issue discount of $2,400 issued to Group 10, LLC. The convertible promissory note, bearing interest at ten percent (10%), matures on December 15, 2018, and the principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy percent (70%) of the average of the two lowest closing traded prices prior to the conversion request date. The Company is required at all times to have authorized and reserved the number of shares that is actually issuable upon full conversion of the note.

On November 8, 2017, the first and second tranches of the RxMM Convertible Note, consisting of $200,000 of principal was assigned to Group 10 and the note was amended and restated (“Second Group 10 Note”). The new non-interest bearing convertible promissory note, which matures on November 8, 2018 is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy percent (70%) of the average of the two lowest closing traded prices during the ten (10) trading days prior to the conversion request date (the “Variable Conversion Price”). The Company is required at all times to have authorized and reserved the number of shares that is actually issuable upon full conversion of the note.

On November 7, 2017, the Company received proceeds of $120,000 on a Convertible Note with a face value of $122,400, including an original issue discount of $2,400 issued to Group 10, LLC. The convertible promissory note, bearing interest at ten percent (10%), matures on November 7, 2018, and the principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy percent (70%) of the average of the two lowest closing traded prices during the fifteen (15) trading days prior to the conversion request date. The Company is required at all times to have authorized and reserved the number of shares that is actually issuable upon full conversion of the note.

On October 27, 2017, the Company received proceeds of $75,000 on a Convertible Note with a face value of $76,500, including an original issue discount of $1,500 issued to Emunah Funding, LLC. The convertible promissory note, bearing interest at eight percent (8%), matures on October 27, 2018, and the principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy five percent (75%) of the lowest traded price during the fifteen (15) trading days prior to the conversion request date. The Company is required at all times to have authorized and reserved the number of shares that is actually issuable upon full conversion of the note. In connection with the issuance of this Note, the Company also issued to Emunah a Class A Warrant to purchase 1,000,000 shares of common stock at an exercise price of $0.15 per share and a Class B Warrant to purchase 75,000 shares of common stock at an exercise price of $-.15 per share. As a result of subsequent dilutive issuances, the Class A Warrant and Class B Warrant are currently exercisable for 3,036,437 and 1,497,295 shares of common stock, respectively, at an exercise price of $0.0494 per share.

On October 27, 2017, the Company received proceeds of $75,000 on a Convertible Note with a face value of $76,500, including an original issue discount of $1,500 issued to Fourth Man LLC. The convertible promissory note, bearing interest at eight percent (8%), matures on October 27, 2018, and the principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy five percent (75%) of the lowest traded price during the fifteen (15) trading days prior to the conversion request date. The Company is required at all times to have authorized and reserved the number of shares that is actually issuable upon full conversion of the note. In connection with the issuance of this Note, the Company also issued to Fourth Man LLC a Class A Warrant to purchase 1,000,000 shares of common stock at an exercise price of $0.15 per share and a Class B Warrant to purchase 75,000 shares of common stock at an exercise price of $0.15 per share. As a result of subsequent dilutive issuances, the Class A Warrant and Class B Warrant are currently exercisable for 3,036,437 and 1,497,295 shares of common stock, respectively, at an exercise price of $0.0494 per share.

Common Stock Issuances for Debt Conversions

On February 20, 2018, the Company issued 801,603 shares of common stock upon the conversion of $40,000 of outstanding principal on the First Gemini Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 7, 2018, the Company issued 809,716 shares of common stock upon the conversion of $40,000 of outstanding principal on the First Black Mountain Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 5, 2018, the Company issued 1,009,489 shares of common stock upon the conversion of $50,000 of outstanding principal on the Second Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 22, 2018, the Company issued 806,452 shares of common stock upon the conversion of $40,000 of outstanding principal on the First Gemini Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 22, 2018, the Company issued 806,452 shares of common stock upon the conversion of $40,000 of outstanding principal on the First Black Mountain Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 16, 2018, the Company issued 955,474 shares of common stock upon the conversion of $50,000 of outstanding principal on the Second Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 8, 2018, the Company issued 806,452 shares of common stock upon the conversion of $40,000 of outstanding principal on the First Black Mountain Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 2, 2018, the Company issued 784,929 shares of common stock upon the conversion of $50,000 of outstanding principal on the Second Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On December 12, 2017, the Company issued 567,968 shares of common stock upon the conversion of $38,849, consisting of $35,000 of outstanding principal and $3,849 of unpaid interest, on the First SH Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On December 11, 2017, the Company issued 757,576 shares of common stock upon the conversion of $40,000 of outstanding principal on the First Gemini Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On December 11, 2017, the Company issued 757,576 shares of common stock upon the conversion of $40,000 of outstanding principal on the First Black Mountain Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On December 6, 2017, the Company issued 908,760 shares of common stock pursuant to the conversion of $50,000 of outstanding principal on the Second Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issued for Services

On December 11, 2017, the Company issued 100,000 shares of common stock to the Mr. Lawrence, the Company’s CFO as a bonus. The total fair value of the common stock was $9,500 based on the closing price of the Company’s common stock on the date of grant.

On December 11, 2017, the Company issued a total of 1,500,000 shares of common stock to eleven service providers for services provided. The total fair value of the common stock was $142,500 based on the closing price of the Company’s common stock on the date of grant.

On October 1, 2017, pursuant to the CFO’s employment agreement, Mr. Lawrence earned $12,960 of compensation to be paid with the issuance of 157,091 shares of common stock based on the closing stock price. The shares were subsequently issued on December 11, 2017.

Common Stock Issued on Subscriptions Payable

On November 10, 2017, a total of 500,000 shares were issued on Subscriptions Payable for shares awarded pursuant to stock sales in the prior period valued at an aggregate $55,000.

On November 8, 2017, a total of 2,375,000 shares were issued on Subscriptions Payable for shares awarded pursuant to stock sales in the prior period valued at an aggregate $343,000.

On October 2, 2017, a total of 2,985,000 shares were issued on Subscriptions Payable for shares awarded for services in the prior period valued at $298,500.

On October 2, 2017, a total of 1,898,117 shares were issued on Subscriptions Payable for shares awarded pursuant to debt conversions in the prior period valued at an aggregate $75,925, consisting of $75,000 of principal and $925 of interest.

On October 2, 2017, the Company issued 500,000 shares of Common Stock as a commitment fee upon the execution of the September 7, 2017 Purchase and Registration Rights Agreement with Kodiak.

Common Stock Cancellations

On November 20, 2017, the Company cancelled 750,000 shares previously issued to a service provider and reissued 250,000 shares. The shares were returned to treasury.

Note 22 – Subsequent Events

Common Stock Sales

On January 26, 2017, the Company sold 14,000,000 units, consisting of 14,000,000 shares of common stock and 14,000,000 warrants exercisable at $0.05 per share over the following 2 years, to its CEO in exchange for proceeds of $350,000.

Common Stock Issued for Services

On February 2, 2017, we issued 1,000,000 shares of common stock to the landlord of our leased facility as payment on a subscription payable from an October 14, 2016 award.

On January 22, 2017, the Company issued 2,000,000 shares of common stock to its CEO for board services performed. The total fair value of the common stock was $34,600 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 2,000,000 shares of common stock one of its three Directors for board services performed. The total fair value of the common stock was $34,600 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 3,000,000 shares of common stock one of its three Directors for board services performed. The total fair value of the common stock was $51,900 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 200,000 shares of common stock for professional services to a consultant for services provided. The total fair value of the common stock was $3,460 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 500,000 shares of common stock for professional services to a consultant for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $8,650 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 150,000 shares of common stock for administrative services to a consultant on behalf of our subsidiary, GLFH. The total fair value of the common stock was $2,595 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 150,000 shares of common stock for administrative services to a consultant for services provided. The total fair value of the common stock was $2,595 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Options Expired

On March 1, 2017, a total of 1,200,000 warrants with a strike price of $0.08 per share expired.

On January 8, 2017, a total of 1,150,000 warrants with a strike price of $0.08 per share expired.